Related parties disclosure	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related parties disclosure

Note  34.   Related parties disclosure

Subsidiaries

As at December 31, 2023, the consolidated financial statements of the Group include the entities listed in the following table:

Group Company Name	Country of incorporation	Year of incorporation	Share Capital	% ownership as at December 31, 2023	% ownership as at December 31, 2022	Nature of business
WISeKey Semiconductors SAS	France	2010	EUR 1,473,162	100%	100%	Chip manufacturing, sales & distribution
WISeKey IoT Japan KK	Japan	2017	JPY 1,000,000	100%	100%	Sales & distribution
WISeKey IoT Taiwan	Taiwan	2017	TWD 100,000	100%	100%	Sales & distribution

Related party transactions and balances

		Receivables as at		Payables as at		Net expenses to			Net income from
	Related Parties	December 31,	December 31,	December 31,	December 31,	in the year ended December 31,			in the year ended December 31,
	(in USD'000)	2023	2022	2023	2022	2023	2022	2021	2023	2022	2021
1	WISeKey International Holding Ltd	—	—	7,100	7,122	5,283	796	526	—	—	—
2	Wisekey SA	—	—	—	—	—	—	94	—	—	128
3	WISeKey USA Inc	—	—	981	154	827	558	883	—	—	—
4	WISeKey Semiconductors GmbH	—	—	881	773	180	105	401	—	—	—
5	WISeCoin AG	—	—	3,389	3,306	75	86	90	—	—	—
	Total	—	—	12,351	11,355	6,365	1,555	1,994	—	—	128

1. The SEALSQ Group is controlled by WISeKey International Holding Ltd, which provides financing and management services, including, but not limited to, sales and marketing, accounting, finance, legal, taxation, business and strategy consulting, public relations, marketing, risk management, information technology and general management. The expenses in relation to WISeKey International Holding Ltd in 2023, 2022 and 2021 relate to interest on outstanding loans and the recharge of management services.

2. WISeKey SA is a subsidiary of the group headed by WISeKey International Holding Ltd (the “WISeKey Group”) and provides management services to the SEALSQ Group, including, but not limited to, sales and marketing, accounting, business and strategy consulting, public relations, marketing, risk management and information technology.

3. WISeKey USA Inc is part of the WISeKey group and employs sales staff who work for the SEALSQ Group. The expenses in relation to WISeKey USA Inc. relate to the recharge of employee costs.

4. WISeKey Semiconductors GmbH is part of the WISeKey Group and employs sales staff who work for the SEALSQ Group. The expenses in relation to WISeKey Semiconductors GmbH relate to the recharge of employee costs.

5. WISeCoin AG is part of the WISeKey Group. The expenses recorded relate to interest on an outstanding loan.